Fair Value of Assets and Liabilities - Significant unobservable inputs (Details) - Equity-indexed and forward starting options in life and annuity product contracts - Significant unobservable inputs (Level 3)
$ in Millions
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Quantitative information about the significant unobservable inputs
Fair value	$ (483)	$ (395)
Projected option cost | Minimum
Quantitative information about the significant unobservable inputs
Weighted average	0.010	0.010
Projected option cost | Maximum
Quantitative information about the significant unobservable inputs
Weighted average	0.042	0.042
Projected option cost | Weighted average
Quantitative information about the significant unobservable inputs
Weighted average	0.0280	0.0257